Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue

Note 4. Revenue

The Company has remaining performance obligations as of June 30, 2020 and December 31, 2019 of $979 thousand and $1.2 million, respectively. Deferred revenue of $954 thousand from December 31, 2019 was recognized as revenue in the six months ended June 30, 2020. Of the remaining performance obligations as of June 30, 2020, approximately $427 thousand are expected to be recognized as revenue in the next twelve months.

During the three and six months ended June 30, 2020, three customers accounted for approximately 64% and 60%, respectively, of the Company’s consolidated revenue from continuing operations. During the three and six months ended June 30, 2019, three customers accounted for approximately 82% and 76%, respectively, of the Company’s consolidated revenue from continuing operations.

During the three and six months ended June 30, 2020, approximately 32% and 23%, respectively, of the Company’s continuing operations revenue was earned outside the United States and collected in local currency. During the three and six months ended June 30, 2019, those amounts were approximately 12% and 27%.

Note 5. Revenue

The Company has remaining performance obligations as of December 31, 2019 and 2018 of $1.2 million and $1.2 million, respectively. Deferred revenue of $40 thousand from December 31, 2018 was recognized as revenue in 2019. Remaining performance obligations as of December 31, 2019 of approximately $800 thousand are expected to be recognized as revenue in 2020.

During the year ended December 31, 2019, three customers accounted for approximately 61% of the Company’s consolidated revenue from continuing operations. During the year ended December 31, 2018, three customers accounted for approximately 53% of the Company’s consolidated revenue from continuing operations.

During the years ended December 31, 2019 and 2018, approximately 24% and 33%, respectively, of the Company’s continuing operations revenue was earned outside the United States and collected in local currency.